Segment Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of reportable segments	3
Member co-share amounts and government subsidies	$ 7,300,000,000	$ 6,300,000,000	$ 5,400,000,000
Depreciation and amortization classified as benefit expense	93,000,000	43,000,000	33,000,000
Percentage of total premium and services revenues derived from contracts with the federal government	75.00%	75.00%	76.00%
Charge related to closed block of long-term care policies	$ 243,000,000	$ 29,000,000